5. Garycoins	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes
5. Garycoins

5.  Garycoins

At September 30, 2017 and December 31, 2016, the Company has possession of 900,005,098 cryptocurrency coins named “President Johnson” trading under symbol “GARY,” which were contributed to the Company by a director during 2016 with a cost basis of $5,931.  President Johnson coins are reported as digital currency.  At September 30, 2017 and December 31, 2016 the value of these coins was estimated to be $15,804 and $26,280, respectively, computed by converting to a bitcoin value in US Dollars and adjusted for estimated liquidity limitations. (See Note 1).

5.  Garycoins

At December 31, 2016, the Company has possession of 900,005,098 cryptocurrency coins named “President Johnson” trading under symbol “GARY,”  which were contributed to the Company by a director during 2016 with a cost basis of $5,931.  President Johnson coins are reported as digital currency.  At December 31, 2016 and 2015 the value of these coins was estimated to be $26,280 and $-0-, respectively, computed by converting to a bitcoin value in US Dollars. (See Note 1).